Share Based Compensation	12 Months Ended
Dec. 31, 2021
Share Based Compensation
Share Based Compensation

13. Share-Based Compensation

Employee Share Holding Platform

In June 2016, the Company established an employee share holding platform (the “Share Holding Platform”). The purpose of the Share Holding Platform is to allow employees of the Company in the PRC to receive equity share incentives. ZTO ES Holding Limited (“ZTO ES”), a British Virgin Islands company was established as a holding vehicle for the Company’s Share Holding Platform. Four limited liability partnerships (“LLPs”) were established in the PRC as the shareholders of ZTO ES, each holding 25% equity interest in ZTO ES. At the time of establishment of these LLPs, Mr. Lai Meisong, chairman and chief executive officer of the Company, and his wife, Ms. Lai Yufeng, agreed to serve as the general partner and sole limited partner of the four LLPs. ZTO ES and the LLPs have no activities other than administering the plan and does not have employees. On behalf of the Company and subject to approval of board of director of the Company, Mr. Lai Meisong, as the general partner of the LLPs, has the authority to select the eligible participants to whom awards will be granted; and determine the number of shares covered; establish the terms, conditions and provision of such awards.

On June 28, 2016, the Company issued 16 million ordinary shares to ZTO ES. All shareholder rights associated with these 16 million ordinary shares including but not limited to voting right and dividend right were waived until such time when the economic interests in the ordinary shares are granted to the employees, through transfer of interests in the LLPs. Pursuant to the terms of the partnership agreement, a recipient of limited partnership interests is entitled to indirectly all of the economic rights associated with the underlying ordinary shares of the Company and accordingly, at the direction of the employee, the LLPs will sell the Company’s ordinary shares held in connection with the limited partnership interest owned by the employee, and remit the proceeds to the employee. The other shareholder’s rights associated with the Company’s ordinary shares held by the partnership may be exercised by the general partner of these LLPs. The Company referred to these limited partner’s partnership interests as ordinary share units and five ordinary share units correspond to the indirect economic interest in one ordinary share of the Company.

Pursuant to a board of director resolution, on March 28, 2017, 3,945,750 ordinary share units corresponding to 789,150 Company’s ordinary shares were granted to certain employees at the consideration of nil. These awards are subject to vesting ratably over a period of three years. The Company recorded the share-based compensation of RMB23,303 based on the market price of ordinary shares at US$12.88 on the grant date in selling, general and administrative expenses in the consolidated statement of comprehensive income during each of the three years thereafter.

In March 2019,2020 and 2021, 4,722,885, 3,925,485 and 3,178,835 ordinary share units corresponding to 944,577, 785,097, and 635,767 Company’s ordinary shares were granted to certain officers and employees,respectively. The consideration was nil for each of three years. These share awards vested immediately upon grant. The Company recorded the share-based compensation of RMB127,805, RMB139,308, and RMB135,778, based on the market price at US$20.13, US$25.32 and US$32.83 of ordinary shares on the respective grant dates, in selling, general and administrative expenses in the consolidated statements of comprehensive income for the years ended December 31, 2019, 2020 and 2021, respectively.

13. Share-Based Compensation (Continued)

2016 Share Incentive Plan

On June 20, 2016, the Board also approved a 2016 share incentive plan (the "2016 Share Incentive Plan") in order to provide incentives to directors, executive officers and other employees of the Company, pursuant to which the maximum number of shares of the Company available for issuance pursuant to all awards under the 2016 Share Incentive Plan shall be 3,000,000 ordinary shares.

In September 2016, the Board approved 2016 Share Incentive Plan (as amended and restated), the maximum aggregate number of shares which may be issued pursuant to all awards under the 2016 Plan is initially 3,000,000, plus an annual increase, by an amount equal to the least of (i) 0.5% of the total number of shares issued and outstanding on the last day of the immediately preceding fiscal year; (ii) 3,000,000 shares or (iii) such number of shares as may be determined by the board of directors.

Restricted share units

On March 28, 2017, the Company granted 679,645 restricted share units (“RSU”) at par value to certain director, executive offices and employees pursuant to the 2016 Share Incentive Plan. These grants are subject to vesting ratably over a period of three years from the grant date, with nil RSUs vested in 2021. The Company recorded the share-based compensation of RMB19,899, RMB 3,316 and nil based on the market price of ordinary shares at US$12.88 on the grant date in selling, general and administrative expenses in the consolidated statements of comprehensive income for the years ended December 31, 2019, 2020 and 2021, respectively.

In March of 2019, 2020 and 2021, the Company granted 1,076,532, 684,905 and 525,595 RSUs at par value to certain director, executive offices and employees pursuant to the 2016 Share Incentive Plan, respectively. These grants vested immediately upon grant. The Company recorded the share-based compensation of RMB145,659, RMB121,530, and RMB112,249 based on the market price of ordinary shares at US$20.13, US$25.32 and US$32.83 on the respective grant dates in selling, general and administrative expenses in the consolidated statements of comprehensive income for the years ended December 31, 2019, 2020 and 2021, respectively.